Consolidated Balance Sheets - USD ($) $ in Thousands	Mar. 25, 2023	Mar. 26, 2022
Current assets:
Cash and cash equivalents	$ 1,262	$ 2,013
Accounts receivable and other receivables	11,377	8,037
Inventories	88,357	78,907
Prepaids and other current assets	2,694	1,822
Total current assets	103,690	90,779
Long-term receivables	2,000	5,599
Equity investment in joint venture	1,957	0
Property and equipment	26,837	22,781
Operating lease right-of-use asset	55,498	58,071
Intangible assets and other assets	6,999	6,031
Total non-current assets	93,291	92,482
Total assets	196,981	183,261
Current liabilities:
Bank indebtedness	57,890	43,157
Accounts payable	37,645	28,291
Accrued liabilities	7,631	8,340
Current portion of long-term debt	2,133	2,129
Current portion of operating lease liabilities	6,758	6,963
Total current liabilities	112,057	88,880
Long-term debt	22,180	21,371
Long-term portion of operating lease liabilities	62,989	66,757
Other long-term liabilities	358	389
Total long-term liabilities	85,527	88,517
Stockholders' equity (deficiency):
Common stock	96,774	95,638
Preferred stock – no par value, unlimited shares authorized, none issued
Additional paid-in capital	23,504	23,669
Accumulated deficit	(120,845)	(113,413)
Accumulated other comprehensive loss	(36)	(30)
Total stockholders' equity (deficiency)	(603)	5,864
Total liabilities and stockholders' equity (deficiency)	196,981	183,261
Class A Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	39,019	37,883
Class B Common Stock [Member]
Stockholders' equity (deficiency):
Common stock	$ 57,755	$ 57,755